--------------------------------------------------------------------------------

                                Greenwich Street

               -------------------------------------------------

                                   CALIFORNIA
                               MUNICIPAL FUND INC.

                                                              Semi-Annual Report
                                                               February 28, 1999

--------------------------------------------------------------------------------

Greenwich Street California        [PHOTO OMITTED]          [PHOTO OMITTED]

Municipal Fund                     HEATH B. MCLENDON        JOSEPH P. DEANE
Inc.                               Chairman                 Vice President

Dear Shareholder:

We are pleased to provide the semi-annual report for the Greenwich Street California Municipal Fund, Inc. ("Fund") for the period ended February 28, 1999. We hope you find this report to be useful and informative. Over the six-months covered by this report, the Fund distributed income dividends totaling $0.31 per share. The table below details the annualized distribution rates and the six-month total returns based on the Fund's February 28, 1999 net asset value ("NAV") per share and its American Stock Exchange ("AMEX") closing price:

                                Annualized           Six-Month
        Price Per Share     Distribution Rate*     Total Return
        ---------------     ------------------     ------------
        $14.35 (NAV)              4.10%                2.39%
        $13.00 (AMEX)             4.52%                2.53%

In comparison, the Fund's Lipper Inc. peer group average posted a total return on NAV of 2.52% for the same time period. (Lipper is a major fund-tracking organization.)

Investment Strategy

During the past six months, the Fund focused on hospital bonds (20.3%), water and sewer bonds (19.8%) and transportation bonds (18.2%) because we believe they offered good relative values. At the end of February, the Fund's weighted average maturity was roughly 23.3 years.

In addition, as of February 28, 1999, about 95.7% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Corporation or Moody's Investors Service Inc., with approximately 41.3% of the Fund invested in AAA bonds, the highest possible rating.

----------
* This distribution rate assumes a current monthly income dividend rate of $0.049 per share.


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Greenwich Street California Municipal Fund Inc.                                1

California Economic Highlights

We are very optimistic about the prospects for California's economy. Throughout 1998, we saw solid employment growth led primarily by high-tech manufacturing and construction. These gains in turn caused personal income levels to rise in the Golden State as well as higher commercial and residential real estate prices. Even as severe recessions wreaked havoc on many Asian economies (California's largest export destinations) during the reporting period, overall exports remained strong.

We think that all of these positive factors should exert a favorable influence on California's future growth potential. California's economy is currently robust and well diversified and good economic conditions should enable the Golden State to maintain its leadership role in the U.S. economy for many years to come.

Municipal Bond Market Update and Outlook

During the Fund's reporting period, the bond markets were not dull. Beginning with the Asian crisis, Russia's default and the problems with a major hedge fund we have certainly seen some turbulence. The bottom line though is that inflation is near historic lows, the U.S. economy is quite solid and the Federal Reserve Board ("Fed") has adopted a more accommodative stance for short-term rates. It all adds up to a positive backdrop for bonds.

In our view, the large drop in rates last year in the U.S. government bond market was not caused by economic fundamentals but primarily the unwinding of huge short positions by major hedge funds. In fact, 1998 was the first year in recent memory where the economic fundamentals seemed to mean so little to the bond market.

Over the short term, we do not think that future Fed monetary policy will be influenced by conditions in the financial markets. We think that any future Fed decisions on rates will be driven by the state of the U.S. economy. Unless there are any signs of inflationary pressures, we do not anticipate any Fed tightening in the coming months. However, if the U.S. economy begins to re-accelerate and labor markets continue to tighten, the Fed may raise rates in the second half of 1999.

Low inflation and a benign Fed monetary policy are favorable for the bond markets. We think these positive conditions should be with us in the coming months. As you get closer to a presidential election year, the economy may pick-up. At that point we may take a more conservative


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders
stance in the Fund than we currently follow. We believe that the economy should be our guide, because it will be the key factor affecting future Fed monetary policy.

In rallies, municipal bonds generally underperform versus U.S. government bonds and corporate bonds. That happened in July, August, September and October of last year. However, with long-term municipal bonds yielding roughly 94% of long-term U.S. Treasury bonds, we think that municipal bonds are very attractive on a relative basis. If rates do rise, the volume of new issues and refunding deals in the municipal bond market will decrease, causing more favorable supply and demand conditions, providing support for municipal bond prices and leading to outperformance versus long-term U.S. Treasuries.

In closing, thank you for investing in the Greenwich Street California Municipals Fund Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon           /s/ Joseph P. Deane

Heath B. McLendon               Joseph P. Deane
Chairman                        Vice President

April 6, 1999


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Greenwich Street California Municipal Fund Inc.                                3

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Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that Fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value per share ("NAV") on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, the Plan Agent (First Data Investors Services Group Inc.) will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the previously determined NAV before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

Restated Plan Adopted

A more complete description of the current Plan appears in the section of this report beginning on page 17. The descriptions herein are based on a restated version of the Plan, which was recently adopted to reflect current practices of the Plan Agent and for the purpose of standardizing the terms among all closed-end mutual funds managed by SSBCFund Management Inc., formerly known as Mutual Management Corp.

To find out more detailed information about the Plan and about how you can participate, please call First Data Investors Services Group Inc. at (800) 331-1710.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                            February 28, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT     RATING (a)            SECURITY                                  VALUE
================================================================================

Education -- 8.6%
                  California Educational Facility Authority:
$ 2,100,000  A1*    Loyola Marymount University, 5.750% due 10/1/24  $ 2,212,875
  2,000,000  A3*    Southwestern University, 6.700% due 11/1/24        2,255,000
--------------------------------------------------------------------------------
                                                                       4,467,875
--------------------------------------------------------------------------------
General Obligation -- 3.3%
  1,715,000  AAA  California State GO, AMBAC-Insured, 5.000%
                    due 10/1/18                                        1,721,431
--------------------------------------------------------------------------------
Hospital -- 20.3%
                  California Health Facility Financing Authority:
  1,930,000  NR     Daniel Freeman Hospital, (Pre-Refunded --
                      Escrowed with U.S. government securities to
                      5/1/05 Call @ 102), 6.500% due 5/1/20(b)         2,238,800
  2,000,000  A    Kaiser Permanente Hospital, 5.550% due 8/15/25       2,017,500
    100,000  A-1+ Sutter Health, Series B, 3.100% due 3/1/20(c)          100,000
  2,000,000  AA   California Statewide Community Development
                    Authority, COP, St. Joseph's Hospital,
                    (Pre-Refunded -- Escrowed with state & local
                    government securities to 7/1/04 Call @ 102),
                    6.625% due 7/1/21(d)                               2,312,500
  2,000,000  AA   Fresno Health Facility Revenue, Holy Cross Health
                    System, 5.625% due 12/1/15                         2,090,000
  1,665,000  A    Torrence Hospital Revenue, Little Company of Mary
                    Hospital, (Escrowed to Maturity with U.S.
                    government securities), 6.875% due 7/1/15(b)       1,794,038
--------------------------------------------------------------------------------
                                                                      10,552,838
--------------------------------------------------------------------------------
Housing -- 7.1%
  1,400,000  Aa2* California HFA Home Mortgage, Series E, FHA-Insured,
                    6.375% due 8/1/27(d)                               1,487,500
  2,000,000  AAA  Santa Rosa Mortgage Revenue, Village Square
                    Apartments, FHA-Insured, 6.875% due 9/1/27         2,180,000
--------------------------------------------------------------------------------
                                                                       3,667,500
--------------------------------------------------------------------------------
Miscellaneous -- 10.4%
  2,000,000  AAA  Los Angeles Convention and Exhibition Center
                    Authority Lease Revenue, Series A, MBIA-Insured,
                    5.375% due 8/15/18                                 2,060,000
  1,675,000  AAA  Orange County 1996 Recovery, COP, Series A,
                    MBIA-Insured, 6.000% due 7/1/26                    1,852,969
  1,505,000  AAA  Pomona California, Public Financing Authority
                    Revenue, (Pomona Redevelopment Project),
                    MBIA-Insured, 5.000% due 2/1/18                    1,506,881
--------------------------------------------------------------------------------
                                                                       5,419,850
--------------------------------------------------------------------------------
Tax Allocation -- 12.3%
  2,100,000  Baa* Hawthorne Community Redevelopment Agency,
                    Tax Allocation, (Pre-Refunded -- Escrowed with
                    U.S. government securities to 9/1/04 Call @ 102),
                    6.700% due 9/1/20(b)                               2,283,750

                       See Notes to Financial Statements.


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Greenwich Street California Municipal Fund Inc.                                5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                February 28, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT     RATING (a)            SECURITY                                  VALUE
================================================================================

Tax Allocation -- 12.3% (continued)
$ 2,000,000  AAA  Rancho Cucamonga Redevelopment Agency, Tax
                    Allocation, MBIA-Insured, 5.250% due 9/1/26      $ 2,035,000
  2,000,000  AAA  San Jose Redevelopment Agency, Tax Allocation,
                   MBIA-Insured, 5.250% due 8/1/16                     2,057,500
--------------------------------------------------------------------------------
                                                                       6,376,250
--------------------------------------------------------------------------------
Transportation -- 18.2%
  2,000,000  BBB- Foothill Eastern Transportation, California
                    Toll Revenue, Series A, 6.000% due 1/1/34(d)       2,180,000
  2,000,000  AAA  Los Angeles County Metropolitan Transportation
                    Authority, Sales Tax Allocation, Series A,
                    MBIA-Insured, 5.625% due 7/1/18                    2,117,500
 20,000,000  AAA  San Joaquin Hills Transportation Corridor Agency,
                   Sr. Lien Toll, (Escrowed to Maturity with state
                   & local government securities), zero coupon
                   due 1/1/26                                          5,175,000
--------------------------------------------------------------------------------
                                                                       9,472,500
--------------------------------------------------------------------------------
Water and Sewer -- 19.8%
  1,240,000  AAA  Anaheim Public Finance Authority, Water Utility,
                    (Lenain Filtration Project), FGIC-Insured,
                    5.250% due 10/1/19                                 1,266,350
  2,000,000  AA   California State Department of Water Revenue,
                    Series L, 5.500% due 12/1/23                       2,072,500
  2,140,000  AAA  East Bay Municipal Wastewater System, FGIC-Insured,
                    5.000% due 6/1/26                                  2,121,275
  2,000,000  BBB  Kings County Waste Management Authority, Solid
                    Waste Revenue, 7.200% due 10/1/14(e)               2,315,000
  1,000,000  AAA  Redding Joint Powers Financing Authority,
                    Wastewater Revenue, Series A, FGIC-Insured,
                    5.500% due 12/1/18                                 1,043,750
  1,500,000  AAA  San Diego PCFA Sewer Revenue, FGIC-Insured,
                    5.000% due 5/15/20                                 1,496,250
--------------------------------------------------------------------------------
                                                                      10,315,125
--------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $43,301,391**)                            $51,993,369
================================================================================

(a) All ratings are by Standard & Poor's Services, except those which are indentified by an asterisk (*), which are rated by Moody's Investors Service Inc.
(b) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d)   Security segregated by Custodian for open purchase commitments.
(e) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
**    Aggregate cost for federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

                               PAGES 7-8 MISSING

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                February 28, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $43,301,391)                      $51,993,369
   Interest receivable                                                  676,759
   Deferred organization costs                                           12,024
-------------------------------------------------------------------------------
   Total Assets                                                      52,682,152
-------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                                                     84,080
   Management fees payable                                               34,695
   Payable to bank                                                       30,485
   Accrued expenses                                                      38,022
-------------------------------------------------------------------------------
   Total Liabilities                                                    187,282
-------------------------------------------------------------------------------
Total Net Assets                                                    $52,494,870
================================================================================
NET ASSETS:
   Par value of capital shares                                      $     3,658
   Capital paid in excess of par value                               43,831,350
   Overdistributed net investment income                                (38,686)
   Accumulated net realized gain from security transactions               6,570
   Net unrealized appreciation of investments                         8,691,978
-------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $14.35 per share on 3,658,334 shares of $0.001
   par value outstanding; 500,000,000 shares authorized)            $52,494,870
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Greenwich Street California Municipal Fund Inc.                                9

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended February 28,1999

INVESTMENT INCOME:
   Interest                                                           $1,381,562
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                              233,017
   Audit and legal                                                        21,578
   Shareholder communications                                             18,636
   Shareholder and system servicing fees                                  18,514
   Amortization of deferred organization costs (Note 1)                   10,010
   Directors' fees                                                         1,962
   Pricing services fees                                                   1,765
   Registration fees                                                       1,471
   Custody                                                                 1,294
   Other                                                                   1,717
--------------------------------------------------------------------------------
   Total Expenses                                                        309,964
--------------------------------------------------------------------------------
Net Investment Income                                                  1,071,598
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4):
   Realized Gain From Security Transactions
   (excluding short-term securitites):
     Proceeds from sales                                                 496,310
     Cost of securities sold                                             489,743
--------------------------------------------------------------------------------
   Net Realized Gain                                                       6,567
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
   of Investments:
     Beginning of Period                                               8,615,361
     End of Period                                                     8,691,978
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                                76,617
--------------------------------------------------------------------------------
Net Gain on Investments                                                   83,184
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                                $1,154,782
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Six Months Ended February 28, 1999 (unaudited) and the Year Ended August 31, 1998

                                                           1999            1998
================================================================================
OPERATIONS:
   Net investment income                           $  1,071,598    $  2,194,956
   Net realized gain                                      6,567         148,236
   Increase in net unrealized appreciation               76,617       2,791,493
-------------------------------------------------------------------------------
   Increase in Net Assets From Operations             1,154,782       5,134,685
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
   Net investment income                             (1,148,717)     (2,173,047)
   Net realized gains                                   (84,873)       (373,150)
-------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                   (1,233,590)     (2,546,197)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                       (78,808)      2,588,488

NET ASSETS:
   Beginning of period                               52,573,678      49,985,190
-------------------------------------------------------------------------------
   End of period*                                  $ 52,494,870    $ 52,573,678
================================================================================
* Includes undistributed (overdistributed) net
  investment income of:                            $    (38,686)   $     38,433
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Greenwich Street California Municipal Fund Inc.                               11

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Greenwich Street California Municipal Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, organization costs have been deferred and are being amortized on a straight-line basis over a five year period, beginning at the commencement of the Fund's operations in September 1994.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Affiliated Transactions

SSBCFund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Fund pays SSBC a fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

All officers and one director of the Fund are employees of Salomon Smith Barney Inc., another subsidiary of SSBH.

4. Investments

For the six months ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                                     --
--------------------------------------------------------------------------------
Sales                                                                   $496,310
================================================================================

At February 28, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                         $8,691,978
Gross unrealized depreciation                                                 --
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $8,691,978
================================================================================

5. Portfolio Concentration

Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.


--------------------------------------------------------------------------------
Greenwich Street California Municipal Fund Inc.                               13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6. Futures Contracts

Initial margin deposits are made upon entering into futures contracts and are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At February 28, 1999, the Fund had no open futures contracts.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

                              PAGES 15-18 MISSING

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                                Greenwich Street

               -------------------------------------------------

                                   CALIFORNIA
                               MUNICIPAL FUND INC.

--------------------------------------------------------------------------------

DIRECTORS

Donald R. Foley
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

OFFICERS

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

SSBC Fund Management Inc.

CUSTODIAN

PNC Bank, N.A.

SHAREHOLDER
SERVICING AGENT

First Data Investor Services Group, Inc.
P.O. Box 8030
Boston, MA 02266

This report is submitted for the general information of the shareholders of Greenwich Street California Municipal Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

GREENWICH STREET
CALIFORNIA MUNICIPAL FUND INC.
388 Greenwich Street
New York, New York 10013

FD01108   4/99